UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09013

Investment Company Act File Number

Eaton Vance Senior Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Senior Income Trust

September 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 141.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.5%
AVIO S.p.A.
Term Loan, 3.09%, Maturing June 14, 2017		300	$292,250
Term Loan, 3.87%, Maturing December 14, 2017	EUR	275	353,389
Term Loan, 3.97%, Maturing December 14, 2017		325	316,605
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019		425	427,966
DAE Aviation Holdings, Inc.
Term Loan, 5.45%, Maturing July 31, 2014		693	692,922
Term Loan, 5.45%, Maturing July 31, 2014		731	730,652
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		257	259,981
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		907	768,657
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		397	396,857
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		739	741,161
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		397	400,225
Term Loan, 4.00%, Maturing February 14, 2017		1,078	1,086,668
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		393	393,277

			$6,860,610

Air Transport — 0.6%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		419	$393,656
Orbitz Worldwide Inc.
Term Loan, 3.22%, Maturing July 25, 2014		1,372	1,335,245

			$1,728,901

Automotive — 7.1%
Allison Transmission, Inc.
Term Loan, 2.72%, Maturing August 7, 2014		1,015	$1,019,108
Term Loan, 4.25%, Maturing August 23, 2019		1,222	1,227,666
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		695	694,737
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		4,077	4,165,204
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		936	940,294
Federal-Mogul Corporation
Term Loan, 2.17%, Maturing December 29, 2014		2,192	2,143,242
Term Loan, 2.16%, Maturing December 28, 2015		573	560,247
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		3,375	3,410,157
HHI Holdings LLC
Term Loan, 7.75%, Maturing March 21, 2017		370	370,308

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	1,258	$1,278,798
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018	620	628,042
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	955	961,862
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	507	508,038
Veyance Technologies, Inc.
Term Loan, 2.47%, Maturing July 31, 2014	100	98,997
Term Loan, 2.47%, Maturing July 31, 2014	698	691,163
Term Loan, 5.50%, Maturing July 31, 2014	174	174,343
Term Loan - Second Lien, 5.98%, Maturing July 31, 2015	425	408,000

		$19,280,206

Beverage and Tobacco — 0.0%(2)
Maine Beverage Company
Term Loan, 2.21%, Maturing March 31, 2013	35	$34,269

		$34,269

Building and Development — 1.0%
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	445	$445,922
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	838	841,490
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	372	354,509
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	836	842,127
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	249	251,175

		$2,735,223

Business Equipment and Services — 13.1%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	249	$250,849
Acosta, Inc.
Term Loan, 5.00%, Maturing March 1, 2018	985	991,318
Acxiom Corporation
Term Loan, 3.40%, Maturing March 15, 2015	353	356,074
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	1,405	1,408,888
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015	2,270	2,091,646
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	493	494,347
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	336	335,620
Term Loan, 2.97%, Maturing February 21, 2015	709	661,289
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	327	327,536
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014	455	449,593
Term Loan, 3.68%, Maturing February 7, 2014	389	385,501
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	701	707,609

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		573	$580,520
ClientLogic Corporation
Term Loan, 6.87%, Maturing January 30, 2017	EUR	586	688,516
Term Loan, 7.21%, Maturing January 30, 2017		303	278,858
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019		275	276,547
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		250	251,250
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		282	282,233
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018		1,044	926,307
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		998	1,006,049
Term Loan - Second Lien, 11.00%, Maturing October 22, 2018		150	151,500
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018		995	1,004,121
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		323	327,148
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019		825	828,609
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		718	715,729
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		855	860,114
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		1,432	1,441,122
Kronos, Inc.
Term Loan, 5.11%, Maturing June 9, 2017		542	546,228
Term Loan, 6.25%, Maturing December 28, 2017		422	428,140
Term Loan - Second Lien, 9.36%, Maturing June 11, 2018		500	510,625
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		1,027	1,021,825
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		372	371,875
Mitchell International, Inc.
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015		500	492,500
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018		423	428,425
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		2,148	2,163,384
Sabre, Inc.
Term Loan, 2.22%, Maturing September 30, 2014		607	606,220
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		345	346,043
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		319	321,308
SunGard Data Systems, Inc.
Term Loan, 3.91%, Maturing February 26, 2016		1,328	1,333,106
Term Loan, 3.98%, Maturing February 28, 2017		2,163	2,173,264
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		420	419,687
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		1,928	1,948,439

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travelport LLC
Term Loan, 4.86%, Maturing August 21, 2015		299	$285,347
Term Loan, 4.96%, Maturing August 21, 2015		1,103	1,053,871
Term Loan, 5.06%, Maturing August 21, 2015	EUR	371	445,877
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		61	61,352
Term Loan, 6.00%, Maturing July 28, 2017		311	313,456
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		357	360,281
Term Loan, 5.50%, Maturing July 15, 2016		1,015	1,025,027
Term Loan, 5.75%, Maturing June 29, 2018		599	604,859

			$35,340,032

Cable and Satellite Television — 5.5%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		648	$652,543
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		400	419,500
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		614	617,747
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		199	199,995
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		2,214	2,225,637
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		226	227,172
CSC Holdings, Inc.
Term Loan, 1.97%, Maturing March 29, 2016		1,930	1,929,208
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		550	551,620
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	521	623,859
Term Loan, 3.32%, Maturing March 4, 2016	EUR	521	623,859
Term Loan, 7.70%, Maturing March 6, 2017(3)	EUR	216	223,246
Term Loan - Second Lien, 4.45%, Maturing September 2, 2016	EUR	271	311,257
MCC Iowa LLC
Term Loan, 1.94%, Maturing January 30, 2015		787	773,390
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		733	729,459
Mediacom Illinois, LLC
Term Loan, 1.69%, Maturing January 30, 2015		1,861	1,807,145
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		391	386,797
UPC Broadband Holding B.V.
Term Loan, 3.87%, Maturing December 31, 2016	EUR	726	926,305
UPC Financing Partnership
Term Loan, 3.73%, Maturing December 30, 2016		379	377,867
Term Loan, 3.73%, Maturing December 29, 2017		1,037	1,034,344
Term Loan, 4.75%, Maturing December 29, 2017		200	201,500

			$14,842,450

Chemicals and Plastics — 4.6%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		531	$543,144
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		349	352,616

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015	263	$264,276
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017	495	498,403
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016	374	377,897
Huntsman International, LLC
Term Loan, 2.51%, Maturing June 30, 2016	837	835,938
Term Loan, 2.79%, Maturing April 19, 2017	613	611,529
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018	1,741	1,761,461
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015	323	313,674
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015	442	427,944
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015	710	706,598
Term Loan, 4.13%, Maturing May 5, 2015	321	319,311
Term Loan, 4.13%, Maturing May 5, 2015	474	461,906
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017	323	325,486
Rockwood Specialties Group, Inc.
Term Loan, 3.50%, Maturing February 9, 2018	90	90,814
Styron S.A.R.L., LLC
Term Loan, 8.00%, Maturing August 2, 2017	1,005	965,665
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	198	199,696
Term Loan, 4.25%, Maturing February 8, 2018	725	732,218
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	2,739	2,732,599

		$12,521,175

Clothing/Textiles — 0.4%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	449	$452,990
Phillips-Van Heusen Corporation
Term Loan, 3.50%, Maturing May 6, 2016	271	272,166
Wolverine Worldwide, Inc.
Term Loan, Maturing July 31, 2019(4)	275	278,609

		$1,003,765

Conglomerates — 2.5%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	113	$113,243
Term Loan, 7.75%, Maturing September 22, 2014	99	99,259
Term Loan, 8.25%, Maturing September 22, 2014	46	45,617
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	1,662	1,672,309
RGIS Services, LLC
Term Loan, 4.61%, Maturing October 18, 2016	1,923	1,903,478
Term Loan, 5.50%, Maturing October 18, 2017	697	695,629
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	223	223,871
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	250	249,688
Spectrum Brands, Inc.
Term Loan, 5.02%, Maturing June 17, 2016	789	794,490

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	1,069	$1,066,235

		$6,863,819

Containers and Glass Products — 1.1%
Berry Plastics Holding Corporation
Term Loan, 2.22%, Maturing April 3, 2015	945	$941,194
BWAY Corporation
Term Loan, 4.25%, Maturing February 23, 2018	72	72,319
Term Loan, 4.25%, Maturing February 23, 2018	714	717,582
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	384	391,674
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	249	249,375
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	319	321,031
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	325	327,437

		$3,020,612

Cosmetics/Toiletries — 0.7%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	1,496	$1,514,579
KIK Custom Products, Inc.
Term Loan - Second Lien, 5.23%, Maturing November 28, 2014	525	404,775

		$1,919,354

Drugs — 1.2%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	249	$249,527
Term Loan, 5.50%, Maturing February 10, 2017	786	786,000
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	178	178,552
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	370	370,611
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	281	281,486
Term Loan, 4.25%, Maturing March 15, 2018	739	741,223
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	508	509,591

		$3,116,990

Ecological Services and Equipment — 0.4%
ADS Waste Holdings
Term Loan, Maturing September 11, 2019(4)	1,000	$1,008,333

		$1,008,333

Electronics/Electrical — 9.5%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	774	$773,756
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	718	708,679
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	1,545	1,559,958
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	217	218,522
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	1,059	1,065,824

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	827	$831,794
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	773	753,281
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	1,308	1,318,578
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	536	539,838
FCI International
Term Loan, 3.60%, Maturing November 1, 2013	65	64,730
Term Loan, 3.60%, Maturing November 1, 2013	65	64,730
Term Loan, 3.60%, Maturing November 1, 2013	68	67,237
Term Loan, 3.60%, Maturing November 1, 2013	68	67,237
Freescale Semiconductor, Inc.
Term Loan, 4.48%, Maturing December 1, 2016	1,778	1,741,431
Infor (US), Inc.
Term Loan, 6.75%, Maturing April 5, 2018	2,569	2,571,239
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	700	704,157
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	764	770,213
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	495	499,950
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	856	865,267
Term Loan, 5.50%, Maturing March 3, 2017	520	529,928
Term Loan, 5.25%, Maturing March 19, 2019	821	831,820
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	1,134	1,097,113
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	398	385,065
Semtech Corp.
Term Loan, 4.25%, Maturing March 20, 2017	200	201,121
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	1,778	1,789,598
Serena Software, Inc.
Term Loan, 4.23%, Maturing March 10, 2016	715	707,574
Term Loan, 5.00%, Maturing March 10, 2016	175	174,125
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	499	501,867
SkillSoft Corporation
Term Loan, Maturing May 26, 2017(4)	611	611,265
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	687	696,518
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	68	68,711
Term Loan, 5.00%, Maturing June 7, 2019	654	661,450
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	140	140,572
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	1,062	1,066,807
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	1,044	1,053,546

		$25,703,501

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 1.0%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	421	$422,643
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	650	657,313
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	1,700	1,723,375

		$2,803,331

Financial Intermediaries — 5.8%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing July 19, 2016	425	$429,250
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	626	633,445
CB Richard Ellis Services, Inc.
Term Loan, 3.47%, Maturing March 5, 2018	343	343,375
Term Loan, 3.72%, Maturing September 4, 2019	324	324,299
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	1,336	1,345,623
First Data Corporation
Term Loan, 2.97%, Maturing September 24, 2014	11	10,799
Term Loan, 2.97%, Maturing September 24, 2014	44	43,849
Term Loan, 2.97%, Maturing September 24, 2014	44	44,222
Term Loan, 4.22%, Maturing March 23, 2018	1,020	976,534
Term Loan, Maturing September 30, 2018(4)	625	615,104
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,085	1,067,803
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	366	365,625
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	476	476,890
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	959	954,110
LPL Holdings, Inc.
Term Loan, 2.72%, Maturing March 29, 2017	390	385,125
Term Loan, 4.00%, Maturing March 29, 2019	1,542	1,548,997
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	321	324,147
Nuveen Investments, Inc.
Term Loan, 5.90%, Maturing May 12, 2017	1,412	1,412,156
Term Loan, 5.90%, Maturing May 13, 2017	1,534	1,534,308
Term Loan, 7.25%, Maturing May 13, 2017	225	225,900
Oz Management LP
Term Loan, 1.72%, Maturing November 15, 2016	672	594,166
RJO Holdings Corp.
Term Loan, 6.22%, Maturing December 10, 2015(5)	4	3,038
Term Loan, 6.97%, Maturing December 10, 2015(5)	117	91,414
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	1,750	1,756,560
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	249	249,838

		$15,756,577

Food Products — 5.9%
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019	575	$576,078

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		525	$526,312
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		3,214	3,215,587
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		1,177	1,182,497
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018		600	601,500
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		323	325,788
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		987	985,012
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		822	828,772
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		2,883	2,898,181
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		912	917,013
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		1,696	1,701,049
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		2,106	2,116,051

			$15,873,840

Food Service — 5.9%
Aramark Corporation
Term Loan, 3.46%, Maturing July 26, 2016		157	$157,044
Term Loan, 3.46%, Maturing July 26, 2016		88	88,223
Term Loan, 3.47%, Maturing July 26, 2016		2,386	2,387,960
Term Loan, 3.57%, Maturing July 26, 2016		1,081	1,082,008
Term Loan, 3.97%, Maturing July 26, 2016	GBP	475	755,204
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		200	199,500
Buffets, Inc.
Term Loan, 0.24%, Maturing April 22, 2015		55	55,467
Burger King Corporation
Term Loan, Maturing September 27, 2019(4)		1,125	1,128,516
DineEquity, Inc.
Term Loan, 4.30%, Maturing October 19, 2017		1,281	1,292,241
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		1,337	1,337,941
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		672	681,867
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		348	352,603
OSI Restaurant Partners, LLC
Revolving Loan, 4.93%, Maturing June 14, 2013		236	235,138
Term Loan, 2.50%, Maturing June 14, 2014		2,327	2,319,595
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		200	202,250
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		1,987	1,965,995
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		673	674,154

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		1,000	$1,010,156

			$15,925,862

Food/Drug Retailers — 5.4%
Alliance Boots Holdings Limited
Term Loan, 3.51%, Maturing July 9, 2015	GBP	3,275	$5,064,369
Fairway Group Acquisition Company
Term Loan, 8.25%, Maturing August 17, 2018		250	252,500
General Nutrition Centers, Inc.
Term Loan, 5.25%, Maturing March 2, 2018		3,798	3,805,056
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		225	226,594
Rite Aid Corporation
Term Loan, 1.97%, Maturing June 4, 2014		3,886	3,860,467
Term Loan, 4.50%, Maturing March 2, 2018		1,064	1,062,379
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		299	301,494

			$14,572,859

Health Care — 17.5%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		224	$224,761
Term Loan, 4.75%, Maturing June 30, 2017		298	299,471
Term Loan, 4.75%, Maturing June 30, 2017		1,188	1,194,868
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		519	505,720
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		343	344,346
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		325	328,904
Term Loan, 8.50%, Maturing April 4, 2017		325	328,904
Biomet Inc.
Term Loan, 3.31%, Maturing March 25, 2015		1,607	1,609,480
Catalent Pharma Solutions Inc.
Term Loan, 4.22%, Maturing September 15, 2016		1,259	1,263,739
Term Loan, 5.25%, Maturing September 15, 2017		571	577,030
Community Health Systems, Inc.
Term Loan, 3.92%, Maturing January 25, 2017		3,182	3,200,440
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		589	591,448
CRC Health Corporation
Term Loan, 4.86%, Maturing November 16, 2015		487	463,304
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		1,474	1,483,882
Term Loan, Maturing September 2, 2019(4)		1,575	1,580,906
DJO Finance LLC
Term Loan, 5.22%, Maturing November 1, 2016		908	909,551
Term Loan, 6.25%, Maturing September 15, 2017		746	749,981
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018		1,485	1,436,372
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		398	401,482
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		1,658	1,668,518

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		1,455	$1,470,404
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		319	320,147
HCA, Inc.
Term Loan, 3.61%, Maturing March 31, 2017		2,218	2,225,234
Term Loan, 3.47%, Maturing May 1, 2018		925	927,711
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		943	951,256
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019		950	962,350
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		837	840,913
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		2,302	2,233,230
Term Loan, 6.75%, Maturing May 15, 2018		568	552,198
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		913	902,294
Term Loan, Maturing June 1, 2018(4)		400	390,000
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		2,233	2,268,018
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		274	277,741
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		362	365,281
Medpace, Inc.
Term Loan, 6.51%, Maturing June 16, 2017		392	377,288
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		1,128	1,133,408
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017		299	297,008
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019		450	450,000
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		763	756,358
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019		1,200	1,199,250
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		968	977,768
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018		150	149,625
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		1,030	1,027,990
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		1,506	1,516,291
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		299	302,430
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	116	146,038
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		741	738,542
Truven Health Analytics Inc.
Term Loan, 6.75%, Maturing June 6, 2019		723	729,515

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		524	$525,877
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		399	402,242
Term Loan, 4.75%, Maturing February 13, 2019		498	501,439
Vanguard Health Holding Co. II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		733	738,517
VWR Funding, Inc.
Term Loan, 2.72%, Maturing June 30, 2014		730	731,410
Term Loan, 4.47%, Maturing April 3, 2017		730	734,606

			$47,285,486

Home Furnishings — 1.4%
Hunter Fan Company
Term Loan, 2.72%, Maturing April 16, 2014		170	$162,348
National Bedding Company LLC
Term Loan, 6.00%, Maturing November 28, 2013		943	942,514
Term Loan - Second Lien, 7.25%, Maturing February 28, 2014		1,150	1,147,125
Oreck Corporation
Term Loan - Second Lien, 3.88%, Maturing March 19, 2016(5)		128	115,139
Serta Simmons Holdings, LLC
Term Loan, Maturing September 19, 2019(4)		850	847,799
Sofia III S.a.r.l.
Term Loan, 2.62%, Maturing June 24, 2016	EUR	374	424,488

			$3,639,413

Industrial Equipment — 1.8%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		645	$650,165
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing February 8, 2019		775	791,469
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		417	417,281
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		1,659	1,675,293
Kion Group GMBH
Term Loan, 3.47%, Maturing December 23, 2014		256	249,931
Term Loan, 3.97%, Maturing December 23, 2015		256	249,931
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		291	292,751
Tank Holding Corp.
Term Loan, 6.75%, Maturing July 9, 2019		492	493,625

			$4,820,446

Insurance — 4.2%
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		499	$500,620
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		1,650	1,654,813
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		299	299,246
Term Loan, 5.50%, Maturing December 8, 2016		663	664,935
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		4,084	4,111,245
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		379	392,719
CCC Information Services, Inc.
Term Loan, 5.75%, Maturing November 11, 2015		692	696,205

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hub International Limited
Term Loan, 4.72%, Maturing June 13, 2017	965	$974,284
Term Loan, 6.75%, Maturing December 13, 2017	267	270,453
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	496	494,902
USI Holdings Corporation
Term Loan, 2.72%, Maturing May 5, 2014	900	901,625
Term Loan, 5.75%, Maturing May 5, 2014	499	499,997

		$11,461,044

Leisure Goods/Activities/Movies — 7.3%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017	1,020	$1,031,243
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	1,896	1,908,008
Term Loan, 4.75%, Maturing February 22, 2018	496	500,022
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	1,163	1,163,762
Bombardier Recreational Products, Inc.
Term Loan, 4.47%, Maturing June 28, 2016	965	972,528
Bright Horizons Family Solutions, Inc.
Term Loan, 4.22%, Maturing May 28, 2015	450	451,826
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	1,416	1,426,685
Cinemark USA, Inc.
Term Loan, 3.48%, Maturing April 29, 2016	1,882	1,894,138
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	1,803	1,818,731
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016	489	491,194
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	1,296	1,301,265
Regal Cinemas, Inc.
Term Loan, 3.25%, Maturing August 23, 2017	2,014	2,022,218
Revolution Studios Distribution Company, LLC
Term Loan, 3.97%, Maturing December 21, 2014(5)	402	327,392
Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(5)	450	191,745
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017	1,120	1,125,575
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	1,075	1,083,058
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	880	892,383
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015	476	467,798
Term Loan, 7.50%, Maturing June 19, 2015	497	501,191

		$19,570,762

Lodging and Casinos — 2.5%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017	224	$227,233
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018	515	518,130
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016	973	1,002,350
Term Loan, 5.47%, Maturing January 26, 2018	1,230	1,121,141

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Gala Group LTD
Term Loan, 5.52%, Maturing May 30, 2018	GBP	825	$1,227,483
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		468	471,872
Las Vegas Sands LLC
Term Loan, 2.72%, Maturing November 23, 2016		249	247,577
Term Loan, 2.72%, Maturing November 23, 2016		984	981,568
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		415	315,204
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		299	300,552
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		249	251,548

			$6,664,658

Nonferrous Metals/Minerals — 2.0%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		1,197	$1,208,218
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		1,570	1,569,310
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		522	529,068
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		322	322,788
Term Loan, 4.00%, Maturing March 10, 2017		1,351	1,355,294
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.72%, Maturing May 8, 2016		494	496,008

			$5,480,686

Oil and Gas — 4.0%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		770	$785,132
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		87	88,223
Term Loan, 9.00%, Maturing June 23, 2017		1,246	1,271,239
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		1,047	1,064,338
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017		1,325	1,326,196
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016		775	747,710
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018		1,169	1,180,086
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		619	622,402
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		1,370	1,376,896
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 13, 2018		425	428,276
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		52	52,109
Term Loan, 6.50%, Maturing April 20, 2017		85	85,312
Term Loan, 6.50%, Maturing April 20, 2017		1,030	1,034,418
Term Loan, Maturing September 14, 2019(4)		389	385,085
Term Loan, Maturing September 25, 2019(4)		31	31,168
Term Loan, Maturing September 25, 2019(4)		52	51,027

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tervita Corporation
Term Loan, 6.50%, Maturing October 17, 2014		273	$273,847

			$10,803,464

Publishing — 5.1%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017		1,723	$1,726,856
Aster Zweite Beteiligungs GmbH
Term Loan, 5.95%, Maturing December 31, 2014	EUR	214	266,960
Term Loan, 5.95%, Maturing December 31, 2014	EUR	240	298,388
Term Loan, 5.97%, Maturing December 31, 2014		548	526,912
Term Loan, 5.97%, Maturing December 31, 2014		561	538,901
GateHouse Media Operating, Inc.
Term Loan, 2.22%, Maturing August 28, 2014		320	104,069
Term Loan, 2.22%, Maturing August 28, 2014		714	232,153
Term Loan, 2.47%, Maturing August 28, 2014		345	112,074
Getty Images, Inc.
Term Loan, 3.97%, Maturing November 2, 2015		282	282,293
Term Loan, 5.25%, Maturing November 7, 2016		1,355	1,357,970
Instant Web, Inc.
Term Loan, 3.59%, Maturing August 7, 2014		83	64,388
Term Loan, 3.59%, Maturing August 7, 2014		792	617,673
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		1,581	1,591,797
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		3,058	3,023,937
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		53	51,207
Merrill Communications, LLC
Term Loan, 9.75%, Maturing December 24, 2012		645	632,807
Nelson Education Ltd.
Term Loan, 2.86%, Maturing July 3, 2014		231	194,126
Nielsen Finance LLC
Term Loan, 3.48%, Maturing May 2, 2016		985	990,222
Term Loan, 3.98%, Maturing May 2, 2016		968	972,884
SGS International, Inc.
Term Loan, 5.75%, Maturing September 30, 2013		246	246,403

			$13,832,020

Radio and Television — 3.6%
Clear Channel Communications, Inc.
Term Loan, 3.87%, Maturing January 28, 2016		984	$807,098
Cumulus Media Holdings Inc.
Term Loan - Second Lien, Maturing September 16, 2019(4)		445	450,562
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		2,603	2,621,336
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		259	261,210
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 31, 2017		700	707,000
Gray Television, Inc.
Term Loan, 3.74%, Maturing December 31, 2014		344	343,926
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		298	301,472

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		257	$257,970
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		403	403,513
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		444	442,153
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		378	381,058
Tyrol Acquisitions 2 SAS
Term Loan, 4.12%, Maturing January 29, 2016	EUR	505	590,195
Term Loan, 4.12%, Maturing January 29, 2016	EUR	505	590,195
Univision Communications Inc.
Term Loan, 4.47%, Maturing March 31, 2017		1,651	1,638,795

			$9,796,483

Rail Industries — 0.2%
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		398	$398,249

			$398,249

Retailers (Except Food and Drug) — 5.5%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		248	$251,230
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019		349	353,925
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		603	606,444
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		500	502,812
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		864	865,451
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		1,379	1,384,649
Michaels Stores, Inc.
Term Loan, 4.91%, Maturing July 29, 2016		1,574	1,588,976
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		399	400,995
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		2,050	2,064,793
Ollie’s Bargain Outlet, Inc.
Term Loan, Maturing September 27, 2019(4)		250	247,500
Pep Boys-Manny, Moe & Jack (The)
Term Loan, Maturing October 17, 2018(4)		225	223,313
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		1,602	1,612,581
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		899	903,009
Term Loan, 4.25%, Maturing August 7, 2019		300	301,875
ServiceMaster Company
Term Loan, 4.48%, Maturing January 31, 2017		1,473	1,480,828
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		659	638,477
Vivarte SA
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	13	11,887
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	88	83,207
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	900	855,843

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		325	$328,656

			$14,706,451

Steel — 0.9%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		525	$530,250
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		345	347,124
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 4, 2013		425	428,719
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		494	496,220
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		325	328,250
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		325	328,656

			$2,459,219

Surface Transport — 1.0%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		1,773	$1,771,734
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		917	923,602

			$2,695,336

Telecommunications — 6.2%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		909	$832,131
Cellular South, Inc.
Revolving Loan, 4.50%, Maturing July 27, 2017		421	424,431
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		943	947,531
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		5,135	5,160,357
Macquarie UK Broadcast Limited
Term Loan, 3.02%, Maturing December 1, 2014	GBP	414	622,527
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		3,026	3,034,959
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		469	470,089
Term Loan, Maturing September 20, 2019(4)		225	226,266
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		948	951,179
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		3,441	3,454,280
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		474	476,572

			$16,600,322

Utilities — 3.9%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		1,281	$1,289,189
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		469	470,737
Term Loan, 4.50%, Maturing April 2, 2018		2,389	2,398,803

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	248	$257,091
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	470	494,024
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	362	365,219
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	574	579,298
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	2,718	2,736,114
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.76%, Maturing October 10, 2017	2,601	1,798,312

		$10,388,787

Total Senior Floating-Rate Interests (identified cost $380,323,775)		$381,514,535

Corporate Bonds & Notes — 10.4%

Security	Principal Amount* (000’s omitted)	Value
Automotive — 0.1%
American Axle & Manufacturing, Inc., Sr. Notes
9.25%, 1/15/17(6)	68	$76,330
General Motors Financial Co., Inc., Sr. Notes
4.75%, 8/15/17(6)	40	41,066
Visteon Corp.
6.75%, 4/15/19	15	15,825

		$133,221

Beverage and Tobacco — 0.0%(2)
Constellation Brands, Inc., Sr. Notes
6.00%, 5/1/22	35	$39,988
4.625%, 3/1/23	40	41,000
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes
9.50%, 8/15/19(6)	25	24,250

		$105,238

Broadcast Radio and Television — 0.4%
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17	948	$1,028,580
Starz, LLC/Starz Finance Corp., Sr. Notes
5.00%, 9/15/19(6)	35	35,962

		$1,064,542

Brokers, Dealers and Investment Houses — 0.0%(2)
Alliance Data Systems Corp., Sr. Notes
6.375%, 4/1/20(6)	30	$32,550

		$32,550

Security	Principal Amount* (000’s omitted)		Value
Building and Development — 0.1%
Isabelle Acquisition Sub, Inc., Sr. Notes
10.00%, 11/15/18(6)		65	$70,769
Nortek, Inc., Sr. Notes
10.00%, 12/1/18		45	49,950
8.50%, 4/15/21		15	16,050

			$136,769

Business Equipment and Services — 0.0%(2)
Education Management, LLC, Sr. Notes
8.75%, 6/1/14		150	$118,875

			$118,875

Cable and Satellite Television — 0.1%
CCO Holdings, LLC/CCO Holdings Capital Corp., Sr. Notes
5.25%, 9/30/22		100	$101,000
DISH DBS Corp., Sr. Notes
5.875%, 7/15/22(6)		45	46,350

			$147,350

Chemicals and Plastics — 1.1%
Ashland, Inc., Sr. Notes
4.75%, 8/15/22(6)		20	$20,550
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		1,000	1,022,500
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(6)	EUR	500	652,163
8.375%, 2/15/19(6)		500	528,125
7.50%, 5/1/20(6)		400	408,000
LyondellBasell Industries N.V., Sr. Notes
5.00%, 4/15/19		200	213,500
Nufarm Australia, Ltd.
6.375%, 10/15/19(6)		20	20,000
Rockwood Specialties Group, Inc.
4.625%, 10/15/20		65	66,219
Tronox Finance, LLC, Sr. Notes
6.375%, 8/15/20(6)		55	55,756

			$2,986,813

Clothing/Textiles — 0.0%(2)
Wolverine World Wide, Inc.
6.125%, 10/15/20(6)		20	$20,700

			$20,700

Conglomerates — 0.0%(2)
Belden, Inc., Sr. Sub. Notes
5.50%, 9/1/22(6)		25	$25,688
General Cable Corp.
5.75%, 10/1/22(6)		40	40,800

			$66,488

Containers and Glass Products — 0.9%
Berry Plastics Corp., Sr. Notes
5.205%, 2/15/15(7)		500	$501,500
Reynolds Group Holding, Inc., Sr. Notes
5.75%, 10/15/20(6)		1,975	1,977,469

			$2,478,969

Cosmetics/Toiletries — 0.1%
Party City Holdings, Inc., Sr. Notes
8.875%, 8/1/20(6)		65	$69,550

Security	Principal Amount* (000’s omitted)	Value
Revlon Consumer Products Corp.
9.75%, 11/15/15	165	$175,312

		$244,862

Diversified Financial Services — 0.1%
Air Lease Corp., Sr. Notes
4.50%, 1/15/16(6)	135	$135,675
CIT Group, Inc., Sr. Notes
5.50%, 2/15/19(6)	25	27,187
5.375%, 5/15/20	5	5,438
5.00%, 8/15/22	10	10,457
Nuveen Investments, Inc., Sr. Notes
9.50%, 10/15/20(6)	70	70,000

		$248,757

Drugs — 0.0%(2)
Valeant Pharmaceuticals International, Sr. Notes
6.375%, 10/15/20(6)	50	$51,125
VPI Escrow Corp., Sr. Notes
6.375%, 10/15/20(6)	65	66,625

		$117,750

Ecological Services and Equipment — 0.0%(2)
ADS Waste Holdings, Inc., Sr. Notes
8.25%, 10/1/20(6)	25	$25,563
Clean Harbors, Inc., Sr. Notes
5.25%, 8/1/20(6)	25	25,875

		$51,438

Electronics/Electrical — 0.0%(2)
Amkor Technology, Inc.
6.375%, 10/1/22(6)	5	$4,931
Infor US, Inc., Sr. Notes
9.375%, 4/1/19(6)	35	39,025
Nuance Communications, Inc., Sr. Notes
5.375%, 8/15/20(6)	20	20,750

		$64,706

Equipment Leasing — 0.6%
Aircastle, Ltd., Sr. Notes
6.75%, 4/15/17	25	$27,062
7.625%, 4/15/20	15	16,688
International Lease Finance Corp., Sr. Notes
5.65%, 6/1/14	1,000	1,052,600
6.75%, 9/1/16(6)	175	197,531
7.125%, 9/1/18(6)	175	204,750

		$1,498,631

Financial Intermediaries — 0.6%
Ally Financial, Inc., Sr. Notes
2.618%, 12/1/14(7)	20	$19,760
0.00%, 6/15/15	40	35,300
4.625%, 6/26/15	275	282,192
First Data Corp., Sr. Notes
7.375%, 6/15/19(6)	500	518,125
6.75%, 11/1/20(6)	625	624,219

Security	Principal Amount* (000’s omitted)	Value
Ford Motor Credit Co., LLC, Sr. Notes
8.00%, 12/15/16	125	$149,753
Lender Processing Services, Inc.
5.75%, 4/15/23	40	40,000

		$1,669,349

Food Products — 0.0%(2)
Smithfield Foods, Inc., Sr. Notes
6.625%, 8/15/22	55	$57,200

		$57,200

Food Service — 0.0%(2)
Ruby Tuesday, Inc., Sr. Notes
7.625%, 5/15/20(6)	70	$67,550

		$67,550

Health Care — 0.7%
Biomet, Inc., Sr. Notes
6.50%, 8/1/20(6)	55	$57,131
CDRT Holding Corp., Sr. Notes
9.25%, 10/1/17(3)(6)	40	38,800
CHS/Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	1,115	1,159,600
Community Health Systems, Inc., Sr. Notes
7.125%, 7/15/20	65	69,428
DaVita, Inc., Sr. Notes
5.75%, 8/15/22	110	114,950
DJO Finance, LLC/DJO Finance Corp.
8.75%, 3/15/18(6)	10	10,688
DJO Finance, LLC/DJO Finance Corp., Sr. Notes
9.875%, 4/15/18(6)	20	19,850
Hologic, Inc., Sr. Notes
6.25%, 8/1/20(6)	130	138,450
INC Research, LLC, Sr. Notes
11.50%, 7/15/19(6)	25	25,250
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18(6)	25	26,563
United Surgical Partners International, Inc., Sr. Notes
9.00%, 4/1/20(6)	35	38,150
VWR Funding, Inc., Sr. Notes
7.25%, 9/15/17(6)	95	96,603

		$1,795,463

Home Furnishings — 0.2%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(6)	370	$399,600
Mead Products, LLC/ACCO Brands Corp., Sr. Notes
6.75%, 4/30/20(6)	65	68,087
Serta Simmons Holdings, LLC, Sr. Notes
8.125%, 10/1/20(6)	40	39,900

		$507,587

Insurance — 0.2%
Alliant Holdings I, Inc.
11.00%, 5/1/15(6)	25	$25,875

Security	Principal Amount* (000’s omitted)	Value
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(6)	525	$538,125
Hub International, Ltd.
8.125%, 10/15/18(6)	35	35,612
USI Holdings Corp., Sr. Notes
4.31%, 11/15/14(6)(7)	35	34,038

		$633,650

Leisure Goods/Activities/Movies — 0.2%
AMC Entertainment, Inc., Sr. Notes
8.75%, 6/1/19	60	$66,450
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(6)	380	402,800
Royal Caribbean Cruises, Sr. Notes
7.00%, 6/15/13	50	51,875
6.875%, 12/1/13	20	21,150
7.25%, 6/15/16	10	11,225
7.25%, 3/15/18	20	22,550
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	35	36,575

		$612,625

Lodging and Casinos — 1.0%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., Sr. Notes
8.375%, 2/15/18(6)	25	$26,125
Buffalo Thunder Development Authority, Sr. Notes
9.375%, 12/15/14(6)(8)	265	98,050
Caesars Entertainment Operating Co., Inc., Sr. Notes
5.375%, 12/15/13	10	9,650
8.50%, 2/15/20(6)	1,075	1,077,687
Inn of the Mountain Gods Resort & Casino, Sr. Notes
8.75%, 11/30/20(6)	50	49,500
Mohegan Tribal Gaming Authority, Sr. Notes
10.50%, 12/15/16(6)	50	46,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes
11.00%, 9/15/18(6)	210	149,100
Peninsula Gaming, LLC
10.75%, 8/15/17	1,000	1,135,000
Tunica-Biloxi Gaming Authority, Sr. Notes
9.00%, 11/15/15(6)	165	148,500
Waterford Gaming, LLC, Sr. Notes
8.625%, 9/15/14(5)(6)	93	50,549

		$2,790,161

Mining, Steel, Iron and Nonprecious Metals — 0.0%(2)
IAMGOLD Corp.
6.75%, 10/1/20(6)	70	$68,775

		$68,775

Nonferrous Metals/Minerals — 0.1%
FMG Resources (August 2006) Pty, Ltd., Sr. Notes
7.00%, 11/1/15(6)	25	$25,000
Molycorp, Inc., Sr. Notes
10.00%, 6/1/20(6)	55	54,725

Security	Principal Amount* (000’s omitted)	Value
New Gold, Inc., Sr. Notes
7.00%, 4/15/20(6)	20	$21,300
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes
8.375%, 6/1/20(6)	25	25,937

		$126,962

Oil and Gas — 0.4%
Bristow Group, Inc.
6.25%, 10/15/22	45	$46,238
Concho Resources, Inc., Sr. Notes
5.50%, 4/1/23	45	47,081
Continental Resources, Inc.
5.00%, 9/15/22	15	15,713
5.00%, 9/15/22(6)	125	130,781
Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., Sr. Notes
8.375%, 6/1/19(6)	10	9,875
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes
6.875%, 5/1/19(6)	100	107,125
9.375%, 5/1/20(6)	70	76,387
EP Energy, LLC/Everest Acquisition Finance, Inc., Sr. Notes
7.75%, 9/1/22(6)	20	20,450
Forest Oil Corp.
7.50%, 9/15/20(6)	55	54,656
Halcon Resources Corp., Sr. Notes
9.75%, 7/15/20(6)	45	46,125
Laredo Petroleum, Inc., Sr. Notes
7.375%, 5/1/22	35	37,975
MarkWest Energy Partners , LP/MarkWest Energy Finance Corp., Sr. Notes
5.50%, 2/15/23	25	26,250
MEG Energy Corp., Sr. Notes
6.375%, 1/30/23(6)	50	53,438
Newfield Exploration Co., Sr. Notes
5.625%, 7/1/24	65	72,231
Oasis Petroleum, Inc., Sr. Notes
6.875%, 1/15/23	75	79,875
Petroleum Development Corp., Sr. Notes
12.00%, 2/15/18	65	71,175
SESI, LLC, Sr. Notes
6.875%, 6/1/14	15	15,019
SM Energy Co., Sr. Notes
6.50%, 1/1/23(6)	40	42,050
Tesoro Corp.
5.375%, 10/1/22	55	56,787

		$1,009,231

Publishing — 0.8%
Laureate Education, Inc.
11.00%, 8/15/15(6)	1,215	$1,257,525
11.25%, 8/15/15(3)(6)	626	647,791
12.75%, 8/15/17(6)	45	47,925
9.25%, 9/1/19(6)	75	75,750
Nielsen Finance, LLC/Nielsen Finance Co., Sr. Notes
4.50%, 10/1/20(6)	65	64,919

		$2,093,910

Radio and Television — 0.2%
LBI Media, Inc., Sr. Notes
11.00%, 10/15/13	15	$4,125

Security	Principal Amount* (000’s omitted)	Value
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(6)	425	$427,125

		$431,250

Rail Industries — 0.0%(2)
American Railcar Industry, Sr. Notes
7.50%, 3/1/14	64	$65,280

		$65,280

Retailers (Except Food and Drug) — 0.2%
Claire’s Stores, Inc.
9.00%, 3/15/19(6)	35	$36,488
Dollar General Corp., Sr. Notes
4.125%, 7/15/17	20	21,000
HD Supply, Inc., Sr. Notes
8.125%, 4/15/19(6)	20	21,750
J. Crew Group, Inc., Sr. Notes
8.125%, 3/1/19	35	36,837
Michaels Stores, Inc.
7.75%, 11/1/18(6)	25	26,875
7.75%, 11/1/18	50	53,875
Pantry, Inc., Sr. Notes
8.375%, 8/1/20(6)	40	41,100
Penske Automotive Group, Inc., Sr. Sub. Notes
5.75%, 10/1/22(6)	15	15,450
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes
5.75%, 6/1/22	95	101,650
ServiceMaster Company, Sr. Notes
7.00%, 8/15/20(6)	60	61,800
Toys “R” Us, Inc., Sr. Notes
7.375%, 9/1/16(6)	30	30,675

		$447,500

Technology — 0.0%(2)
NCR Corp., Sr. Notes
5.00%, 7/15/22(6)	30	$30,450

		$30,450

Telecommunications — 0.6%
Digicel Group, Ltd., Sr. Notes
8.875%, 1/15/15(6)	820	$842,140
Intelsat Jackson Holdings, Ltd., Sr. Notes
7.25%, 10/15/20(6)	55	59,400
SBA Communications Corp., Sr. Notes
5.625%, 10/1/19(6)	50	51,063
SBA Telecommunications, Inc., Sr. Notes
5.75%, 7/15/20(6)	50	52,687
Sprint Nextel Corp., Sr. Notes
7.00%, 8/15/20	555	579,281

		$1,584,571

Utilities — 1.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(6)	2,375	$2,576,875
7.875%, 1/15/23(6)	1,700	1,887,000
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., Sr. Notes
6.875%, 8/15/17(6)	20	20,800

Security	Principal Amount* (000’s omitted)	Value
Reliant Energy, Inc., Sr. Notes
7.625%, 6/15/14	10	$10,725

		$4,495,400

Total Corporate Bonds & Notes (identified cost $26,984,869)		$28,004,573

Asset-Backed Securities — 1.3%

Security	Principal Amount (000’s omitted)	Value
Alzette European CLO SA, Series 2004-1A, Class E2, 6.889%, 12/15/20(7)	$197	$175,403
Avalon Capital Ltd. 3, Series 1A, Class D, 2.381%, 2/24/19(6)(7)	295	257,117
Babson Ltd., Series 2005-1A, Class C1, 2.405%, 4/15/19(6)(7)	376	313,304
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.908%, 3/8/17(7)	492	472,516
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.205%, 7/17/19(7)	500	444,607
Madison Park Funding Ltd., Series 2006-2A, Class D, 5.119%, 3/25/20(6)(7)	1,000	913,457
Schiller Park CLO Ltd., Series 2007-1A, Class D, 2.701%, 4/25/21(6)(7)	1,000	844,773

Total Asset-Backed Securities (identified cost $3,838,970)		$3,421,177

Common Stocks — 1.5%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(5)(9)(10)	10,159	$279,372

		$279,372

Building and Development — 0.1%
Panolam Holdings Co.(5)(10)(11)	131	$213,543
United Subcontractors, Inc.(5)(9)(10)	277	11,257

		$224,800

Financial Intermediaries — 0.0%(2)
RTS Investor Corp.(5)(9)(10)	41	$3,912

		$3,912

Food Service — 0.1%
Buffets Restaurants Holdings, Inc.(5)(9)(10)	24,108	$219,142

		$219,142

Home Furnishings — 0.1%
Oreck Corp.(5)(9)(10)	2,275	$130,585
Sanitec Europe Oy B Units(5)(9)(10)	26,249	163,597
Sanitec Europe Oy E Units(5)(9)(10)	25,787	0

		$294,182

Leisure Goods/Activities/Movies — 0.3%
Metro-Goldwyn-Mayer Holdings, Inc.(9)(10)	22,424	$713,363

		$713,363

Lodging and Casinos — 0.2%
Affinity Gaming, LLC(9)(10)	23,498	$266,314
Greektown Superholdings, Inc.(10)	45	2,295
Tropicana Entertainment, Inc.(5)(9)(10)	25,430	365,556

		$634,165

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(2)
Euramax International, Inc.(9)(10)	468	$104,019

		$104,019

Oil and Gas — 0.0%(2)
SemGroup Corp.(10)	750	$27,637

		$27,637

Publishing — 0.6%
Ion Media Networks, Inc.(5)(9)(10)	2,155	$1,370,580
MediaNews Group, Inc.(5)(9)(10)	5,771	121,079

		$1,491,659

Total Common Stocks (identified cost $2,485,970)		$3,992,251

Warrants — 0.0%(2)

Security	Shares	Value
Oil and Gas — 0.0%(2)
SemGroup Corp., Expires 11/30/14(10)	789	$10,486

		$10,486

Publishing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(9)(10)	781	$0

		$0

Total Warrants (identified cost $8)		$10,486

Miscellaneous — 0.0%(2)

Security	Shares	Value
Business Equipment and Services — 0.0%(2)
NCS Acquisition Corp., Escrow Certificate(5)(10)	20,000	$276

		$276

Cable and Satellite Television — 0.0%(2)
Adelphia Recovery Trust(5)(10)	261,268	$0
Adelphia, Inc., Escrow Certificate(10)	270,000	2,389

		$2,389

Oil and Gas — 0.0%(2)
SemGroup Corp., Escrow Certificate(10)	290,000	$13,050

		$13,050

Total Miscellaneous (identified cost $251,158)		$15,715

Short-Term Investments — 5.1%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(12)	$508	$507,717
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/12	13,320	13,319,740

Total Short-Term Investments (identified cost $13,827,457)		$13,827,457

Total Investments — 159.6% (identified cost $427,712,207)		$430,786,194

Other Assets, Less Liabilities — (18.9)%		$(50,880,193)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.7)%		$(110,001,534)

Net Assets Applicable to Common Shares — 100.0%		$269,904,467

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Amount is less than 0.05%.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	This Senior Loan will settle after September 30, 2012, at which time the interest rate will be determined.

(5)	For fair value value measurement disclosure purposes, security is categorized as Level 3.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $21,206,905 or 7.9% of the Trust’s net assets applicable to common shares.

(7)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

(8)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2012 was $1,964.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$427,830,080

Gross unrealized appreciation	$8,322,850
Gross unrealized depreciation	(5,366,736)

Net unrealized appreciation	$2,956,114

Restricted Securities

At September 30, 2012, the Trust owned the following securities (representing 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Panolam Holdings Co.	12/30/09	131	$71,985	$213,543

Total Restricted Securities			$71,985	$213,543

A summary of open financial instruments at September 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
10/31/12	British Pound Sterling 895,011	United States Dollar 1,407,159	HSBC Bank USA	$(37,979)
10/31/12	British Pound Sterling 476,875	United States Dollar 767,993	Toronto-Dominion Bank	(1,997)
10/31/12	Euro 4,227,204	United States Dollar 5,231,672	Deutsche Bank	(202,037)
11/30/12	British Pound Sterling 3,323,624	United States Dollar 5,259,402	JPMorgan Chase Bank	(106,635)
11/30/12	Euro 222,239	United States Dollar 287,922	Citibank NA	2,163
11/30/12	Euro 2,056,588	United States Dollar 2,579,733	Citibank NA	(64,668)
12/31/12	British Pound Sterling 1,417,625	United States Dollar 2,288,919	Goldman Sachs International	296
12/31/12	Euro 4,185,974	United States Dollar 5,387,390	HSBC Bank USA	2,862

				$(407,995)

At September 30, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts. The Trust also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At September 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $5,321 and $413,316, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests	$—	$380,785,807	$728,728	$381,514,535
Corporate Bonds & Notes	—	27,954,024	50,549	28,004,573
Asset-Backed Securities	—	3,421,177	—	3,421,177
Common Stocks	27,637	1,085,991	2,878,623	3,992,251
Warrants	—	10,486	0	10,486
Miscellaneous	—	15,439	276	15,715
Short-Term Investments	—	13,827,457	—	13,827,457
Total Investments	$27,637	$427,100,381	$3,658,176	$430,786,194
Forward Foreign Currency Exchange Contracts	$—	$5,321	$—	$5,321
Total	$27,637	$427,105,702	$3,658,176	$430,791,515

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(413,316)	$—	$(413,316)
Total	$—	$(413,316)	$—	$(413,316)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2012 is not presented.

At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	November 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 26, 2012